TERM FACILITY (Tables)	12 Months Ended
Dec. 31, 2020
TERM FACILITY

	December 31,	December 31,
	2020	2019
Balance, beginning	$5,897	$6,900
Repayments	(3,333)	(833)
Unwinding of fair value adjustment	(51)	(170)
Balance, ending	2,513	5,897
Less: Current portion	(2,513)	(3,384)
Non-current portion	$-	$2,513